Description Of Company and Significant Accounting Policies (Compnents Of Other Noncurrent Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Deferred rent credit, noncurrent	$ 99	$ 103
Due to former parent upon receipt from IRS	$ 5	$ 19